Loans, net - Disclosure Of Maturity Analysis For Financial Liabilities (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	S/ 3,687,955	S/ 4,242,957
Expected loss	956,214	1,012,225
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,352,993	3,020,843
Expected loss	282,422	390,319
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	48,378	58,377
Expected loss	2,903	2,875
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	409,670	364,372
Expected loss	117,071	92,183
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	876,914	799,365
Expected loss	553,818	526,848
Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,137,052	1,266,756
Expected loss	114,884	167,730
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	882,447	1,000,049
Expected loss	23,404	42,055
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	46,260	56,733
Expected loss	1,602	1,427
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	25,025	17,156
Expected loss	5,715	5,095
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	183,320	192,818
Expected loss	84,163	119,153
Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,694,759	2,167,838
Expected loss	673,611	682,998
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,027,966	1,610,339
Expected loss	230,196	320,345
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,711	1,490
Expected loss	992	1,405
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	266,392	233,036
Expected loss	102,501	78,008
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	398,690	322,973
Expected loss	339,922	283,240
Mortgages [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	727,510	677,826
Expected loss	112,264	106,182
Mortgages [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	370,018	334,684
Expected loss	16,882	14,903
Mortgages [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	127	154
Expected loss	50	43
Mortgages [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	109,530	103,966
Expected loss	5,906	5,239
Mortgages [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	247,835	239,022
Expected loss	89,426	85,997
Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	128,634	130,537
Expected loss	55,455	55,315
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	72,562	75,771
Expected loss	11,940	13,016
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	280
Expected loss	259
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	8,723	10,214
Expected loss	2,949	3,841
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	47,069	44,552
Expected loss	40,307	38,458
Stage 2 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,762,663	3,385,215
Expected loss	399,493	482,502
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,352,993	3,020,843
Expected loss	282,422	390,319
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	409,670	364,372
Expected loss	117,071	92,183
Stage 2 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	907,472	1,017,205
Expected loss	29,119	47,150
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	882,447	1,000,049
Expected loss	23,404	42,055
Stage 2 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount		0
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	25,025	17,156
Expected loss	5,715	5,095
Stage 2 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,294,358	1,843,375
Expected loss	332,697	398,353
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,027,966	1,610,339
Expected loss	230,196	320,345
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	266,392	233,036
Expected loss	102,501	78,008
Stage 2 [member] | Mortgages [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	479,548	438,650
Expected loss	22,788	20,142
Stage 2 [member] | Mortgages [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	370,018	334,684
Expected loss	16,882	14,903
Stage 2 [member] | Mortgages [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	109,530	103,966
Expected loss	5,906	5,239
Stage 2 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	81,285	85,985
Expected loss	14,889	16,857
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	72,562	75,771
Expected loss	11,940	13,016
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	8,723	10,214
Expected loss	2,949	3,841
Stage 3 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	925,292	857,742
Expected loss	556,721	529,723
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	48,378	58,377
Expected loss	2,903	2,875
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	876,914	799,365
Expected loss	553,818	526,848
Stage 3 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	229,580	249,551
Expected loss	85,765	120,580
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	46,260	56,733
Expected loss	1,602	1,427
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	183,320	192,818
Expected loss	84,163	119,153
Stage 3 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	400,401	324,463
Expected loss	340,914	284,645
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,711	1,490
Expected loss	992	1,405
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	398,690	322,973
Expected loss	339,922	283,240
Stage 3 [member] | Mortgages [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	247,962	239,176
Expected loss	89,476	86,040
Stage 3 [member] | Mortgages [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	127	154
Expected loss	50	43
Stage 3 [member] | Mortgages [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	247,835	239,022
Expected loss	89,426	85,997
Stage 3 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	47,349	44,552
Expected loss	40,566	38,458
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	280
Expected loss	259
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	47,069	44,552
Expected loss	S/ 40,307	S/ 38,458